CONVERTIBLE BONDS PAYABLE - Convertible notes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Convertible Bonds Payable [Line Items]
Total	¥ 6,378,814	¥ 1,895,846
Convertible bonds payable, current	2,083,829
Convertible bonds payable	4,294,985	1,895,846
Convertible Bonds due 2025
Convertible Bonds Payable [Line Items]
Total	2,083,829	¥ 1,895,846
Convertible Senior Notes due 2029 [Member]
Convertible Bonds Payable [Line Items]
Total	¥ 4,294,985